Note 1 - Background and Summary of Material Accounting Policies - Schedule of Fixed Asset Depreciation Rates (Details)	12 Months Ended
Jun. 30, 2026
Computer equipment [member]
Statement Line Items [Line Items]
Depreciation rate	33.00%
Leasehold improvements [member]
Statement Line Items [Line Items]
Depreciation rate	33.00%
Minimum [Member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Depreciation rate	5.00%
Minimum [Member] | Plant and equipment [member]
Statement Line Items [Line Items]
Depreciation rate	10.00%
Maximum [Member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Depreciation rate	33.00%
Maximum [Member] | Plant and equipment [member]
Statement Line Items [Line Items]
Depreciation rate	33.00%